Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

September 30, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 63.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,020,155	$9,885,273
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,148,661	10,774,189
Janus Henderson Asia Equity Fund - Class N Shares*	394,814	3,682,511
Janus Henderson Contrarian Fund - Class N Shares	261,174	6,493,176
Janus Henderson Emerging Markets Fund - Class N Shares*	1,008,721	8,553,919
Janus Henderson Enterprise Fund - Class N Shares	43,295	5,679,334
Janus Henderson European Focus Fund - Class N Shares	122,634	4,826,798
Janus Henderson Forty Fund - Class N Shares	144,650	6,759,272
Janus Henderson Global Equity Income Fund - Class N Shares	1,392,940	7,981,236
Janus Henderson Global Real Estate Fund - Class N Shares	354,661	3,727,351
Janus Henderson Global Research Fund - Class N Shares	53,053	4,725,871
Janus Henderson Global Select Fund - Class N Shares	337,205	5,578,009
Janus Henderson Growth and Income Fund - Class N Shares	137,695	9,189,495
Janus Henderson Overseas Fund - Class N Shares	251,289	10,189,394
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	446,285	5,752,294
Janus Henderson Triton Fund - Class N Shares	170,930	4,428,708
Janus Henderson U.S. Dividend Income Fund - Class N Shares	545,907	5,398,976
		113,625,806
Exchange-Traded Funds (ETFs) – 2.1%
Janus Henderson AAA CLO	73,000	3,674,090
Fixed Income Funds – 33.6%
Janus Henderson Flexible Bond Fund - Class N Shares	1,556,451	13,851,923
Janus Henderson Global Bond Fund - Class N Shares	5,634,749	41,244,421
Janus Henderson High-Yield Fund - Class N Shares	192,131	1,323,772
Janus Henderson Multi-Sector Income Fund - Class N Shares	186,483	1,544,068
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	660,112	1,835,093
		59,799,277
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	948,266	948,550
Total Investments (total cost $182,278,023) – 100.0%		178,047,723
Cash, Receivables and Other Assets, net of Liabilities – 0%		7,645
Net Assets – 100%		$178,055,368

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 100.0%
Equity Funds - 63.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$(12,478)	$-	$(294,617)	$9,885,273
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	-	(40,683)	-	(461,610)	10,774,189
Janus Henderson Asia Equity Fund - Class N Shares*	-	(84,059)	-	(121,898)	3,682,511
Janus Henderson Contrarian Fund - Class N Shares	-	59,652	-	(487,636)	6,493,176
Janus Henderson Emerging Markets Fund - Class N Shares*	-	(723,127)	-	294,788	8,553,919
Janus Henderson Enterprise Fund - Class N Shares	-	2,082	-	(253,614)	5,679,334
Janus Henderson European Focus Fund - Class N Shares	-	6,911	-	(256,935)	4,826,798
Janus Henderson Forty Fund - Class N Shares	-	21,709	-	(260,125)	6,759,272
Janus Henderson Global Equity Income Fund - Class N Shares	153,905	(5,121)	-	(369,560)	7,981,236
Janus Henderson Global Real Estate Fund - Class N Shares	26,216	(14,076)	-	(239,305)	3,727,351
Janus Henderson Global Research Fund - Class N Shares	-	3,986	-	(166,965)	4,725,871
Janus Henderson Global Select Fund - Class N Shares	-	93,610	-	(226,226)	5,578,009
Janus Henderson Growth and Income Fund - Class N Shares	28,896	5,721	-	(460,507)	9,189,495
Janus Henderson Overseas Fund - Class N Shares	-	749,301	-	(1,305,117)	10,189,394
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	-	(77,444)	-	(244,307)	5,752,294
Janus Henderson Triton Fund - Class N Shares	-	(11,522)	-	(245,635)	4,428,708
Janus Henderson U.S. Dividend Income Fund - Class N Shares	30,361	3,720	-	(187,006)	5,398,976
Total Equity Funds	$239,378	$(21,818)	$-	$(5,286,275)	$113,625,806
Exchange-Traded Funds (ETFs) - 2.1%
Janus Henderson AAA CLO	47,344	940	-	29,909	3,674,090
Fixed Income Funds - 33.6%
Janus Henderson Flexible Bond Fund - Class N Shares	193,184	(192,518)	-	(509,612)	13,851,923
Janus Henderson Global Bond Fund - Class N Shares	245,710	(171,563)	-	(2,154,515)	41,244,421
Janus Henderson High-Yield Fund - Class N Shares	19,028	(1,770)	-	(26,649)	1,323,772
Janus Henderson Multi-Sector Income Fund - Class N Shares	15,060	(32)	-	(23,136)	1,544,068
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	52,315	(55,950)	-	49,465	1,835,093
Total Fixed Income Funds	$525,297	$(421,833)	$-	$(2,664,447)	$59,799,277
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	4,843	-	-	95	948,550
Total Affiliated Investments - 100.0%	$816,862	$(442,711)	$-	$(7,920,718)	$178,047,723

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 100.0%
Equity Funds - 63.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	10,568,203	3,843	(379,678)	9,885,273
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	11,052,160	501,502	(277,180)	10,774,189
Janus Henderson Asia Equity Fund - Class N Shares*	4,080,932	1,473	(193,937)	3,682,511
Janus Henderson Contrarian Fund - Class N Shares	7,313,733	2,714	(395,287)	6,493,176
Janus Henderson Emerging Markets Fund - Class N Shares*	11,363,068	4,133	(2,384,943)	8,553,919
Janus Henderson Enterprise Fund - Class N Shares	5,506,479	562,927	(138,540)	5,679,334
Janus Henderson European Focus Fund - Class N Shares	3,036,451	2,123,317	(82,946)	4,826,798
Janus Henderson Forty Fund - Class N Shares	5,725,518	1,422,261	(150,091)	6,759,272
Janus Henderson Global Equity Income Fund - Class N Shares	5,283,368	3,215,757	(143,208)	7,981,236
Janus Henderson Global Real Estate Fund - Class N Shares	4,318,573	27,816	(365,657)	3,727,351
Janus Henderson Global Research Fund - Class N Shares	3,786,506	1,201,744	(99,400)	4,725,871
Janus Henderson Global Select Fund - Class N Shares	6,646,549	2,465	(938,389)	5,578,009
Janus Henderson Growth and Income Fund - Class N Shares	5,412,270	4,383,353	(151,342)	9,189,495
Janus Henderson Overseas Fund - Class N Shares	12,994,370	4,752	(2,253,912)	10,189,394
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	7,145,641	2,644	(1,074,239)	5,752,294
Janus Henderson Triton Fund - Class N Shares	4,406,443	389,611	(110,189)	4,428,708
Janus Henderson U.S. Dividend Income Fund - Class N Shares	5,691,394	34,133	(143,265)	5,398,976
Exchange-Traded Funds (ETFs) - 2.1%
Janus Henderson AAA CLO	3,015,825	707,146	(79,730)	3,674,090
Fixed Income Funds - 33.6%
Janus Henderson Flexible Bond Fund - Class N Shares	18,813,049	199,938	(4,458,934)	13,851,923
Janus Henderson Global Bond Fund - Class N Shares	46,390,269	262,400	(3,082,170)	41,244,421
Janus Henderson High-Yield Fund - Class N Shares	1,116,081	264,953	(28,843)	1,323,772
Janus Henderson Multi-Sector Income Fund - Class N Shares	644,661	942,295	(19,720)	1,544,068
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	5,701,280	54,386	(3,914,088)	1,835,093
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	192,076	1,673,055	(916,676)	948,550

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$113,625,806	$-	$-
Exchange-Traded Funds (ETFs)	3,674,090	-	-
Fixed Income Funds	59,799,277	-	-
Money Markets	-	948,550	-
Total Assets	$177,099,173	$948,550	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70270 11-23